UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman

13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            11/12/09
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $310,575
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2          COLUMN 3    COLUMN 4    COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE OF                       VALUE     SHRS OR  PUT    INVESTMENT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                  CLASS              CUSIP       (X$1000)  PRN AMT  CALL   DISCRETION   MGRS     SOLE    SHARED  NONE
CHEMSPEC INTL LTD               ADR                163868102     725      103000         SHARED       1         0     103000    0
CHINA DIGITAL TV HLDG CO LTD    SPONSORED ADR      16938G107     595       82700         SHARED       1         0      82700    0
E-HOUSE CHINA HLDS LTD          ADR                26852W103   18567      869220         SHARED       1         0     869220    0
FOCUS MEDIA HLDG LTD            SPONSORED ADR      34415V109   17681     1601567         SHARED       1         0    1601567    0
FORTRESS INVESTMENT GROUP LL    CL A               34958B106     470       90400         SHARED       1         0      90400    0
HSBC HOLDGS                     SPON ADR NEW       404280406   62512     1090000  Call   SHARED       1         0    1090000    0
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR      456788108     485       10000         SHARED       1         0      10000    0
ISHARES TR                      HIGH YLD CORP      464288513     691        8000         SHARED       1         0       8000    0
JOHNSON & JOHNSON               COM                478160104   10985      180400         SHARED       1         0     180400    0
MICROSOFT CORP                  COM                594918104   21605      840000  Call   SHARED       1         0     840000    0
ISHARES TR INDEX                MSCI EMERG MKT     464287234   23346      600000  Call   SHARED       1         0     600000    0
NETEASE COM INC                 SPONSORED ADR      64110W102   26313      576100         SHARED       1         0     576100    0
PROCTER&GAMBLE CO               COM                742718109   11126      192100         SHARED       1         0     192100    0
PROSHARES TR                    PSHS UL XIN CH25   74347R321    8977      916000         SHARED       1         0     916000    0
SK TELECOM LTD                  SPONSORED ADR      78440P108   17974     1030000         SHARED       1         0    1030000    0
SOTHEBYS                        COM                835898107     265       15400         SHARED       1         0      15400    0
SPDR SERIES TRUST               BRCLYS YLD ETF     78464A417     724       18800         SHARED       1         0      18800    0
SPDR TR                         UNIT SER 1         78462F103   16894      160000  Put    SHARED       1         0     160000    0
SPDR GOLD TRUST                 GOLD SHS           78463V107    3806       38500         SHARED       1         0      38500    0
WYNN RESORTS LTD                COM                983134107   21975      300000  Call   SHARED       1         0     300000    0
YAHOO INC                       COM                984332106   13019      731000         SHARED       1         0     731000    0
YAHOO INC                       COM                984332106   14960      840000  Call   SHARED       1         0     840000    0
YUM! BRANDS INC                 COM                988498101   16880      500000         SHARED       1         0     500000    0

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